13F-HR

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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter: 06/30/2005
                                         ---------------

Check here if Amendment [ ]; Amendment Number: ____
This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:     OAK VALUE CAPITAL MANAGEMENT, INC.
Address:  3100 TOWER BOULEVARD, 7TH FLOOR
          DURHAM, NC 27707


Form 13F File Number: 28-4628
                         ----------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: MARGARET C. LANDIS
Title:VICE PRESIDENT, DIRECTOR OF COMPLIANCE
Phone:919-419-1900

Signature, Place, and Date of Signing:

[s] Margaret C. Landis			Durham, NC		08/09/2005
----------------------     ----------------------------     -------------------
[Signature]                      [City, State]                    [Date]

Report Type (Check only one.):


[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0
                                   ----------------------

Form 13F Information Table Entry Total: 47
                                        ----------------------

Form 13F Information Table Value Total: 1,049,057
                                        ----------------------
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

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
                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Berkshire Hathaway - Cl. A                      084670108    64462      772 SH       SOLE                      772
AFLAC                          COM              001055102    58099  1342387 SH       SOLE                  1063501            278886
                                                             17289   399475 SH       DEFINED 01             399475
Ambac Financial Group, Inc.    COM              023139108    33160   475341 SH       SOLE                   374516            100825
                                                             10122   145100 SH       DEFINED 01             145100
Berkshire Hathaway - Cl. A     COM              084670108    16366      196 SH       SOLE                       81               115
                                                              9603      115 SH       DEFINED 01                115
Berkshire Hathaway - Cl. B     COM              084670207    49209    17679 SH       SOLE                    15789              1890
                                                             12284     4413 SH       DEFINED 01               4413
Boston Scientific Corp.        COM              101137107    13683   506775 SH       SOLE                   384475            122300
                                                              4668   172875 SH       DEFINED 01             172875
Cadbury Schweppes PLC-SP ADR   COM              127209302    42129  1099118 SH       SOLE                   866768            232350
                                                             14330   373850 SH       DEFINED 01             373850
Cendant Corp.                  COM              151313103    52611  2351873 SH       SOLE                  1845973            505900
                                                             13314   595150 SH       DEFINED 01             595150
Certegy                        COM              156880106    21661   566738 SH       SOLE                   424613            142125
                                                              8452   221150 SH       DEFINED 01             221150
Comcast Class A Special        COM              20030N200    46018  1536480 SH       SOLE                  1204080            332400
                                                             12389   413650 SH       DEFINED 01             413650
Constellation Brands, Inc.     COM              21036P108    52668  1785348 SH       SOLE                  1386323            399025
                                                             12927   438200 SH       DEFINED 01             438200
Diageo PLC-Sponsored ADR       COM              25243Q205    27158   457975 SH       SOLE                   345800            112175
                                                             10161   171350 SH       DEFINED 01             171350
E. W. Scripps Co.              COM              811054204    49291  1010063 SH       SOLE                   786258            223805
                                                             16493   337970 SH       DEFINED 01             337970
Entercom Communications Corp   COM              293639100    14540   436763 SH       SOLE                   338538             98225
                                                              4693   140975 SH       DEFINED 01             140975
Equifax                        COM              294429105    34286   960119 SH       SOLE                   694919            265200
                                                             12996   363925 SH       DEFINED 01             363925
IMS Health                     COM              449934108    40276  1626015 SH       SOLE                  1257990            368025
                                                             12968   523550 SH       DEFINED 01             523550
Johnson & Johnson              COM              478160104     1101    16934 SH       SOLE                    16934
PartnerRe Ltd Bermuda          COM              G6852T105     8435   130937 SH       SOLE                    95022             35915
Time Warner, Inc.              COM              887317105    38735  2318097 SH       SOLE                  1784447            533650
                                                             13576   812425 SH       DEFINED 01             812425
Tyco International Ltd.        COM              902124106    31751  1087359 SH       SOLE                   841734            245625
                                                             10054   344300 SH       DEFINED 01             344300
United Technologies Corp.      COM              913017109    14708   286433 SH       SOLE                   216933             69500
                                                              5207   101400 SH       DEFINED 01             101400
Viacom Inc. - Cl B             COM              925524308    27213   849888 SH       SOLE                   629913            219975
                                                              8683   271175 SH       DEFINED 01             271175
Washington Post Co. Class B    COM              939640108     3758     4500 SH       SOLE                     4500
Willis Group Holdings Ltd      COM              G96655108    24998   764000 SH       SOLE                   583275            180725
                                                              8344   255025 SH       DEFINED 01             255025
Zale Corp                      COM              988858106    45551  1437380 SH       SOLE                  1152930            284450
                                                             17865   563750 SH       DEFINED 01             563750
I-Shares Russell 2000          ETF              464287655      774 12150.000SH       SOLE                12150.000